October 20, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the "Registrant")
CIK NO. 0001710607
1940 Act File No. 811-23305

Ladies and Gentlemen:

The Registrant hereby submits for initial filing under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, the following Registration Statement on Form N-1A. The Registrant initially intends to offer two series: American Century STOXX U.S. Quality Value ETF and American Century Diversified Corporate Bond ETF.

The Registrant also filed two exemptive order applications on Form 40-APP on June 30, 2017, which have been assigned File Nos. 812-14793 and 812-14794-01.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Vice President

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com